Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 999,689
Additions
Internally developed
Ending balance	1,126,019	¥ 999,689
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,830,172	1,625,237
Additions	22,483	54,309
Internally developed	342,873	250,415
Sales or disposal	(78,833)	(159,248)
Exchange differences on translating foreign operations	(8,646)	63,725
Other	7,174	(4,266)
Ending balance	2,115,223	1,830,172
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(830,483)	(754,337)
Amortization	(204,136)	(185,664)
Sales or disposal	43,550	143,728
Exchange differences on translating foreign operations	3,779	(33,009)
Other	(1,914)	(1,201)
Ending balance	(989,204)	(830,483)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	729,191
Ending balance	841,131	729,191
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,101,561	1,014,266
Additions
Internally developed	287,098	207,519
Sales or disposal	(50,588)	(128,194)
Exchange differences on translating foreign operations	(793)	12,224
Other	1,616	(4,254)
Ending balance	1,338,894	1,101,561
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(372,370)	(345,904)
Amortization	(162,579)	(154,780)
Sales or disposal	37,207	128,194
Exchange differences on translating foreign operations	(39)	(1,935)
Other	18	2,055
Ending balance	(497,763)	(372,370)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	152,090
Ending balance	189,931	152,090
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	597,982	517,550
Additions	20,330	13,144
Internally developed	55,775	42,896
Sales or disposal	(6,880)	(16,228)
Exchange differences on translating foreign operations	(5,754)	36,984
Other	5,352	3,636
Ending balance	666,805	597,982
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(445,892)	(397,763)
Amortization	(40,549)	(30,029)
Sales or disposal	6,041	15,315
Exchange differences on translating foreign operations	3,650	(29,418)
Other	(124)	(3,997)
Ending balance	(476,874)	(445,892)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	118,408
Ending balance	94,957	118,408
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	130,629	93,421
Additions	2,153	41,165
Internally developed
Sales or disposal	(21,365)	(14,826)
Exchange differences on translating foreign operations	(2,099)	14,517
Other	206	(3,648)
Ending balance	109,524	130,629
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12,221)	(10,670)
Amortization	(1,008)	(855)
Sales or disposal	302	219
Exchange differences on translating foreign operations	168	(1,656)
Other	(1,808)	741
Ending balance	¥ (14,567)	¥ (12,221)